Annual Total Returns - Strategic Advisers Fidelity U.S. Total Stock Fund [BarChart] - 05.31 Strategic Advisers Fidelity U.S. Total Stock Fund PRO-06 - Strategic Advisers Fidelity U.S. Total Stock Fund	Jul. 30, 2021
Bar Chart Table:
Annual Return, Inception Date	Mar. 20, 2018
Strategic Advisers Fidelity U.S. Total Stock Fund
Bar Chart Table:
Annual Return 2019	30.00%
Annual Return 2020	22.18%